Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
Schedule of Capital Expenditure Contracted

Capital expenditure contracted for but not provided in the consolidated financial statements:

	As of December 31, 2024	As of December 31, 2025
	MYR	MYR	USD
Software and AI Platform Development	13,313,961	11,995,191	2,957,394